Related party transactions (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2016 and the related balances at March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Operating revenues	¥31,903	¥33,091	¥36,994

Operating expenses	¥127,674	¥135,876	¥136,453

Receivables	¥24,349	¥27,896	¥29,374

Payables	¥119,708	¥110,631	¥116,164